GOF P13 01/19

SUPPLEMENT DATED JANUARY 31, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

TEMPLETON EMERGING MARKETS BOND FUND

 (a series of Templeton Income Trust)

TEMPLETON EMERGING MARKETS BALANCED FUND

(a series of Templeton Global Investment Trust)

Effective February 1, 2019, the Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Templeton Emerging Markets Bond Fund – Portfolio Managers” section on page 11 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Calvin Ho, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

II. The portfolio management team under the “FUND SUMMARIES – Templeton Emerging Markets Balanced Fund – Portfolio Managers” section on page 12 is replaced with the following:

Portfolio Managers

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the emerging markets equity portion of the Fund since 2017.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the emerging markets fixed income portion of the Fund since inception (2011).

Calvin Ho, Ph.D.   Senior Vice President of Advisers and portfolio manager of the emerging markets fixed income portion of the Fund since February 2019.

III. The portfolio management team under the “Fund Details – Templeton Emerging Markets Bond Fund – Management” section beginning on page 58 is replaced with the following:

The Fund is managed by dedicated professionals focused on investments in investment in government and sovereign debt. The portfolio managers of the team are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Senior Vice President of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

IV. The portfolio management team under the “Fund Details – Templeton Emerging Markets Balanced Fund – Management” section beginning on page 31 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in emerging markets equity and emerging markets fixed income securities. The professional responsible for the emerging markets equity portion of the Fund’s portfolio is:

Chetan Sehgal, CFA   Director of Global Emerging Markets/Small Cap Strategies of the Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Mr. Sehgal has been a portfolio manager of the emerging markets equity portion of the Fund since 2017. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

The professional responsible for the emerging markets fixed income portion of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the emerging markets fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Senior Vice President of Advisers

Dr. Ho has been a portfolio manager of the Fund since February 2019, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Please keep this supplement with your prospectus for future reference.